UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTIER FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2016

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 85.0%
	Australia 2.4%
1,493,179	Woolworths Ltd.	$26,033,949

	France 2.8%
314,063	Sanofi	29,790,942

	Germany 1.1%
189,080	SAP SE	12,243,624

	Netherlands 1.6%
424,246	Unilever NV	17,013,832

	Switzerland 2.6%
364,025	Nestle SA	27,359,769

	United Kingdom 7.2%
34,573,868	Lloyds Banking Group PLC	39,309,764
13,623,140	Tesco PLC	37,754,470
		77,064,234
	United States 67.3%
28,750	American Express Co.	2,131,237
1,628,188	eBay, Inc. (a)	39,792,915
31,139	Google, Inc. - Class A (a)	19,878,203
22,592	Google, Inc. - Class C (a)	13,745,431
1,544,192	Intel Corp.	46,541,947
327,516	International Business Machines Corp.	47,479,995
888,731	Lowe's Companies, Inc.	61,251,341
330,162	MasterCard, Inc. - Class A	29,754,199
1,755,945	Microsoft Corp.	77,718,126
902,810	Oracle Corp.	32,609,497
1,562,344	PayPal Holdings, Inc. (a)	48,495,158
410,830	QUALCOMM, Inc.	22,073,896
400,027	State Street Corp.	26,885,815
540,975	Target Corp.	42,553,093
758,008	The Bank of New York Mellon Corp.	29,676,013
416,822	The Home Depot, Inc.	48,138,773
797,120	Visa, Inc. - Class A	55,527,379
567,360	Wells Fargo & Co.	29,133,936
628,157	Yum! Brands, Inc.	50,221,152
		723,608,106
	Total Common Stocks
	(Cost $832,541,466)	913,114,456

SHORT-TERM INVESTMENTS 14.9%
	Investment Company 14.9%
160,138,855	STIT Liquid Assets Portfolio - Institutional Class, 0.16%	160,138,855
	Total Short-Term Investments
	(Cost $160,138,855)	160,138,855

	Total Investments 99.9%
	(Cost $992,680,321)	1,073,253,311

Other Assets in Excess of Liabilities 0.1%	1,439,126

TOTAL NET ASSETS 100.0%	$1,074,692,437

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2015, was as follows*:

Cost of investments	$992,680,321
Gross unrealized appreciation	$129,933,569
Gross unrealized depreciation	(49,360,579)
Net unrealized appreciation	$80,572,990

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 83.5%
	Australia 2.4%
10,899	Woolworths Ltd.	$190,027

	France 2.7%
2,268	Sanofi	215,135

	Germany 1.1%
1,314	SAP SE	85,086

	Netherlands 1.6%
3,190	Unilever NV	127,931

	Switzerland 2.5%
2,662	Nestle SA	200,073

	United Kingdom 7.0%
247,248	Lloyds Banking Group PLC	281,116
97,968	Tesco PLC	271,503
		552,619
	United States 66.2%
209	American Express Co.	15,493
11,641	eBay, Inc. (a)	284,506
226	Google, Inc. - Class A (a)	144,272
171	Google, Inc. - Class C (a)	104,040
11,325	Intel Corp.	341,336
2,401	International Business Machines Corp.	348,072
6,390	Lowe's Companies, Inc.	440,398
2,387	MasterCard, Inc. - Class A	215,117
12,633	Microsoft Corp.	559,136
6,566	Oracle Corp.	237,164
11,448	PayPal Holdings, Inc. (a)	355,346
3,067	QUALCOMM, Inc.	164,790
2,920	State Street Corp.	196,253
3,871	Target Corp.	304,493
5,476	The Bank of New York Mellon Corp.	214,386
3,055	The Home Depot, Inc.	352,822
5,836	Visa, Inc. - Class A	406,536
4,127	Wells Fargo & Co.	211,921
4,602	Yum! Brands, Inc.	367,930
		5,264,011
	Total Common Stocks
	(Cost $7,103,620)	6,634,882

SHORT-TERM INVESTMENTS 14.5%
	Investment Company 14.5%
1,154,052	STIT Liquid Assets Portfolio - Institutional Class, 0.16%	1,154,052
	Total Short-Term Investments
	(Cost $1,154,052)	1,154,052

Total Investments 98.0%
(Cost $8,257,672)	7,788,934

Other Assets in Excess of Liabilities 2.0%	156,099

TOTAL NET ASSETS 100.0%	$7,945,033

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2015, was as follows*:

Cost of investments	$8,257,672
Gross unrealized appreciation	$27,173
Gross unrealized depreciation	(495,911)
Net unrealized deppreciation	$(468,738)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.1%
	Australia 7.8%
393,082	APA Group	$2,358,989
1,223,041	AusNet Services	1,171,791
820,345	DUET Group	1,243,732
517,265	Spark Infrastructure Group	678,940
787,984	Sydney Airport	3,296,402
679,291	Transurban Group	4,739,350
		13,489,204
	Austria 0.3%
6,818	Flughafen Wien AG	614,887

	Canada 8.3%
50,142	Emera, Inc.	1,663,384
133,754	Enbridge, Inc.	4,966,288
97,511	Fortis, Inc.	2,789,056
154,791	TransCanada Corp.	4,894,852
12,902	Valener, Inc.	160,973
		14,474,553
	France 5.9%
34,978	Aeroports de Paris	3,961,227
80,007	Eutelsat Communications SA	2,449,568
121,434	SES SA - ADR	3,822,417
		10,233,212
	Germany 1.4%
32,577	Fraport AG Frankfurt Airport Services Worldwide	2,009,012
24,712	Hamburger Hafen und Logistik AG	402,188
		2,411,200
	Hong Kong 2.9%
533,083	Power Assets Holdings Ltd.	5,028,144

	Italy 8.7%
192,088	Atlantia SpA	5,363,860
1,048,112	Snam SpA	5,380,339
80,260	Societa Iniziative Autostradali e Servizi SpA	900,417
710,544	Terna Rete Elettrica Nazionale SpA	3,450,576
		15,095,192
	Mexico 2.4%
106,238	Grupo Aeroportuario del Centro Norte SAB de CV	527,705
159,984	Grupo Aeroportuario del Pacifico SAB de CV - Class B	1,391,173
95,357	Grupo Aeroportuario del Sureste SAB de CV - Class B	1,455,155
611,157	OHL Mexico SAB de CV (a)	788,128
		4,162,161
	Netherlands 1.0%
45,098	Koninklijke Vopak NV	1,798,266

	New Zealand 1.2%
420,186	Auckland International Airport Ltd.	1,310,890
351,447	Vector Ltd.	707,742
		2,018,632
	Spain 9.5%
322,041	Abertis Infraestructuras SA	5,084,687

46,441	Aena SA (a)	5,124,478
84,222	Enagas SA	2,411,102
47,818	Red Electrica Corp. SA	3,961,457
		16,581,724
	Switzerland 0.9%
2,166	Flughafen Zuerich AG	1,506,821

	United Kingdom 7.6%
388,982	National Grid PLC	5,407,088
145,392	Pennon Group PLC	1,708,941
80,257	Severn Trent PLC	2,651,559
240,946	United Utilities Group PLC	3,371,531
		13,139,119
	United States 40.2%
7,159	ALLETE, Inc.	361,458
18,445	Alliant Energy Corp.	1,078,848
42,746	Ameren Corp.	1,806,873
67,166	American Electric Power Co., Inc.	3,819,059
6,560	American States Water Co.	271,584
42,282	American Tower Corp.	3,719,970
31,756	American Water Works Co., Inc.	1,749,121
31,147	Aqua America, Inc.	824,461
17,858	Atmos Energy Corp.	1,038,979
9,229	Avista Corp.	306,864
7,850	California Water Service Group	173,642
70,377	CenterPoint Energy, Inc.	1,269,601
8,950	Cleco Corp.	476,498
48,742	CMS Energy Corp.	1,721,567
51,597	Consolidated Edison, Inc.	3,449,260
45,169	Crown Castle International Corp.	3,562,479
54,894	Duke Energy Corp.	3,949,074
54,842	Edison International	3,458,885
5,972	El Paso Electric Co.	219,889
55,879	Eversource Energy	2,828,595
22,821	Great Plains Energy, Inc.	616,623
7,439	IDACORP, Inc.	481,378
27,508	ITC Holdings Corp.	917,117
52,086	NiSource, Inc.	966,195
4,041	Northwest Natural Gas Co.	185,239
6,962	NorthWestern Corp.	374,765
7,569	ONE Gas, Inc.	343,103
71,035	PG&E Corp.	3,750,648
11,659	Piedmont Natural Gas Co., Inc.	467,176
17,741	Pinnacle West Capital Corp.	1,137,908
11,788	PNM Resources, Inc.	330,653
15,637	Portland General Electric Co.	578,100
112,772	PPL Corp.	3,709,071
25,972	Questar Corp.	504,117
25,178	SCANA Corp.	1,416,514
40,963	Sempra Energy	3,961,941
1,405	SJW Corp.	43,204
6,903	Southwest Gas Corp.	402,583
41,444	TECO Energy, Inc.	1,088,319
6,418	The Empire District Electric Co.	141,389
6,408	The Laclede Group, Inc.	349,428
87,780	The Southern Co.	3,923,766
8,369	UIL Holdings Corp.	420,710
12,229	Vectren Corp.	513,740

55,616	WEC Energy Group, Inc.	2,904,268
24,884	Westar Energy, Inc.	956,541
89,359	Xcel Energy, Inc.	3,164,202
		69,735,405
	Total Common Stocks
	(Cost $171,494,789)	170,288,520

CLOSED-END FUNDS 0.9%
	United Kingdom 0.9%
446,232	HICL Infrastructure Co. Ltd.	1,028,078
289,267	International Public Partnerships Ltd.	572,802
		1,600,880
	Total Closed-End Funds
	(Cost $1,627,670)	1,600,880

SHORT-TERM INVESTMENTS 0.6%
	Investment Company 0.6%
1,023,420	STIT Liquid Assets Portfolio - Institutional Class, 0.16%	1,023,420
	Total Short-Term Investments
	(Cost $1,023,420)	1,023,420

	Total Investments 99.6%
	(Cost $174,145,879)	172,912,820

	Other Assets in Excess of Liabilities 0.4%	687,270

	TOTAL NET ASSETS 100.0%	$173,600,090

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at September 30, 2015, was as follows*:

Cost of investments	$174,145,879
Gross unrealized appreciation	$6,822,297
Gross unrealized depreciation	(8,055,356)
Net unrealized deppreciation	$(1,233,059)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.9%
	Consumer Discretionary 22.5%
5,741	American Woodmark Corp. (a)	$372,419
9,914	Asbury Automotive Group, Inc. (a)	804,521
8,715	Big 5 Sporting Goods Corp.	90,462
4,139	BJ's Restaurants, Inc. (a)	178,101
8,989	Burlington Stores, Inc. (a)	458,798
26,800	Century Communities, Inc. (a)	531,980
14,867	G-III Apparel Group Ltd. (a)	916,699
7,834	Jack in the Box, Inc.	603,531
7,881	Kona Grill, Inc. (a)	124,126
6,858	LGI Homes, Inc. (a)	186,469
13,732	Lithia Motors, Inc. - Class A	1,484,567
4,423	Monro Muffler Brake, Inc.	298,774
27,786	Motorcar Parts of America, Inc. (a)	870,813
52,215	Nautilus, Inc. (a)	783,225
13,114	Performance Sports Group Ltd. (a)	175,990
33,280	PFSweb, Inc. (a)	473,242
59,411	Red Lion Hotels Corp. (a)	504,994
5,668	Skechers U.S.A., Inc. - Class A (a)	759,965
12,366	Sonic Corp.	283,800
5,874	Stamps.com, Inc. (a)	434,735
13,007	Steven Madden Ltd. (a)	476,316
14,680	The Ryland Group, Inc.	599,384
29,337	Tile Shop Holdings, Inc. (a)	351,457
12,367	Zoe's Kitchen, Inc. (a)	488,373
		12,252,741
	Consumer Staples 0.9%
6,391	TreeHouse Foods, Inc. (a)	497,156

	Energy 2.4%
39,515	Callon Petroleum Co. (a)	288,064
23,203	Flotek Industries, Inc. (a)	387,490
12,147	PDC Energy, Inc. (a)	643,913
		1,319,467

	Financial Services 7.9%
6,477	Bank of the Ozarks, Inc.	283,434
15,145	Euronet Worldwide, Inc. (a)	1,122,093
19,983	LendingTree, Inc. (a)	1,859,018
22,697	Marcus & Millichap, Inc. (a)	1,043,835
		4,308,380
	Health Care 28.2%
23,562	Addus HomeCare Corp. (a)	733,956
19,822	Adeptus Health, Inc. - Class A (a)	1,600,825
13,664	AMN Healthcare Services, Inc. (a)	410,056
3,594	AmSurg Corp. (a)	279,290
11,853	ANI Pharmaceuticals, Inc. (a)	468,312
35,619	BioDelivery Sciences International, Inc. (a)	198,042
46,579	BioTelemetry, Inc. (a)	570,127
11,556	Cantel Medical Corp.	655,225
4,238	Cepheid, Inc. (a)	191,558

21,647	Cross Country Healthcare, Inc. (a)	294,616
9,503	Cynosure, Inc. - Class A (a)	285,470
20,046	Depomed, Inc. (a)	377,867
29,083	Dipexium Pharmaceuticals, Inc. (a)	407,162
5,701	Eagle Pharmaceuticals, Inc. (a)	422,045
22,329	Heska Corp. (a)	680,588
29,217	Horizon Pharma Plc (a)	579,081
5,006	ICU Medical, Inc. (a)	548,157
27,797	Imprivata, Inc. (a)	493,953
31,414	INC Research Holdings, Inc. - Class A (a)	1,256,560
23,782	Inogen, Inc. (a)	1,154,616
9,174	Lannett Co., Inc. (a)	380,905
6,713	Ligand Pharmaceuticals, Inc. (a)	574,968
9,233	MAXIMUS, Inc.	549,917
14,229	Osiris Therapeutics, Inc. (a)	262,810
12,669	STERIS Corp.	823,105
15,641	Team Health Holdings, Inc. (a)	845,083
9,022	Vascular Solutions, Inc. (a)	292,403
		15,336,697
	Materials & Processing 5.3%
16,789	Aceto Corp.	460,858
12,961	Apogee Enterprises, Inc.	578,709
39,090	Energy Focus, Inc. (a)	461,653
33,689	PGT, Inc. (a)	413,701
20,411	Summit Materials, Inc. - Class A (a)	383,114
12,689	U.S. Concrete, Inc. (a)	606,407
		2,904,442
	Producer Durables 8.2%
4,651	Allegiant Travel Co.	1,005,779
4,818	CoStar Group, Inc. (a)	833,803
17,165	CUI Global, Inc. (a)	88,743
11,484	Kforce, Inc.	301,799
3,700	Old Dominion Freight Line, Inc. (a)	225,700
50,734	Radiant Logistics, Inc. (a)	226,274
46,499	Scorpio Tankers, Inc.	426,396
6,396	The Middleby Corp. (a)	672,795
3,303	TransDigm Group, Inc. (a)	701,590
		4,482,879

	Technology 18.0%
2,399	Ambarella, Inc. (a)	138,638
57,032	Attunity Ltd (a)	779,627
35,892	Autobytel, Inc. (a)	601,909
4,910	Cavium, Inc. (a)	301,327
11,859	CEVA, Inc. (a)	220,222
20,961	EMCORE Corp. (a)	142,535
9,542	EPAM Systems, Inc. (a)	711,070
19,447	Globant SA (a)	594,884
23,548	GTT Communications, Inc. (a)	547,726
6,049	Imperva, Inc. (a)	396,088
77,437	inContact, Inc. (a)	581,552
9,390	Paycom Software, Inc. (a)	337,195
6,417	Proofpoint, Inc. (a)	387,073
19,580	Q2 Holdings, Inc. (a)	484,018
19,525	Super Micro Computer, Inc. (a)	532,251
37,894	The Rubicon Project, Inc. (a)	550,600
5,611	The Ultimate Software Group, Inc. (a)	1,004,425
37,255	TubeMogul, Inc. (a)	391,923

7,408	Tyler Technologies, Inc. (a)	1,106,088
		9,809,151
	Utilities 2.5%
82,014	Boingo Wireless, Inc. (a)	679,076
9,347	j2 Global, Inc.	662,235
		1,341,311
	Total Common Stocks
	(Cost $47,565,396)	52,252,224

SHORT-TERM INVESTMENTS 5.4%
	Investment Company 5.4%
2,908,772	STIT-STIC Prime Portfolio - Institutional Class, 0.08%	2,908,772
	Total Short-Term Investments
	(Cost $2,908,772)	2,908,772

	Total Investments 101.3%
	(Cost $50,474,168)	55,160,996

	Liabilities in Excess of Other Assets (1.3)%	(696,315)

	TOTAL NET ASSETS 100.0%	$54,464,681

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2015, was as follows*:

Cost of investments	$50,474,168
Gross unrealized appreciation	$6,832,356
Gross unrealized depreciation	(2,145,528)
Net unrealized appreciation	$4,686,828

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.2%
	Consumer Discretionary 14.0%
125,090	Accuride Corp. (a)	$346,499
22,087	Bob Evans Farms, Inc.	957,471
19,251	Cabela's, Inc. (a)	877,846
12,429	Carter's, Inc.	1,126,565
10,514	Domino's Pizza, Inc.	1,134,566
37,616	Ethan Allen Interiors, Inc.	993,439
52,807	Lumber Liquidators Holdings, Inc. (a)	693,884
48,498	Performance Sports Group Ltd. (a)	650,843
18,219	Tenneco, Inc. (a)	815,665
14,212	The Cheesecake Factory, Inc.	766,879
45,243	The Finish Line, Inc. - Class A	873,190
		9,236,847
	Consumer Staples 5.3%
23,411	Cal-Maine Foods, Inc.	1,278,475
13,494	Casey's General Stores, Inc.	1,388,802
117,989	SUPERVALU, Inc. (a)	847,161
		3,514,438
	Energy 2.9%
97,214	Bill Barrett Corp. (a)	320,806
91,236	Cloud Peak Energy, Inc. (a)	239,951
267,719	McDermott International, Inc. (a)	1,151,192
141,494	Willbros Group, Inc. (a)	178,282
		1,890,231
	Financials 19.6%
42,256	BancorpSouth, Inc.	1,004,425
43,303	CenterState Banks, Inc.	636,554
22,168	Community Bank System, Inc.	823,985
19,397	Endurance Specialty Holdings Ltd.	1,183,799
37,688	Glacier Bancorp, Inc.	994,586
143,068	MGIC Investment Corp. (a)	1,324,810
59,297	Old National Bancorp	826,007
40,823	Selective Insurance Group, Inc.	1,267,962
51,138	State Bank Financial Corp.	1,057,534
79,072	Sterling Bancorp	1,175,801
19,823	The Hanover Insurance Group, Inc.	1,540,247
29,916	Webster Financial Corp.	1,065,907
		12,901,617
	Health Care 13.4%
8,338	Acadia Healthcare Company, Inc. (a)	552,559
55,430	Albany Molecular Research, Inc. (a)	965,591
21,508	CONMED Corp.	1,026,792
14,733	Haemonetics Corp. (a)	476,171
19,979	Integra LifeSciences Holdings Corp. (a)	1,189,749
68,193	Invacare Corp.	986,753
42,311	Kindred Healthcare, Inc.	666,398
9,033	LifePoint Hospitals, Inc. (a)	640,440
23,017	U.S. Physical Therapy, Inc.	1,033,233
24,020	VCA Antech, Inc. (a)	1,264,653
		8,802,339

	Industrials 12.4%
43,318	Brady Corp. - Class A	851,632
51,938	Briggs & Stratton Corp.	1,002,923
87,055	Commercial Vehicle Group, Inc. (a)	350,831
7,472	Genesee & Wyoming, Inc. (a)	441,446
31,543	Herman Miller, Inc.	909,700
90,619	PGT, Inc. (a)	1,112,801
40,891	Thermon Group Holdings, Inc. (a)	840,310
39,237	TriMas Corp. (a)	641,525
11,476	United Rentals, Inc. (a)	689,134
14,735	Westinghouse Air Brake Technologies Corp.	1,297,417
		8,137,719
	Information Technology 14.8%
36,673	Bottomline Technologies (de), Inc. (a)	917,192
14,076	CACI International, Inc. - Class A (a)	1,041,202
89,438	Checkpoint Systems, Inc.	648,425
66,157	Entegris, Inc. (a)	872,611
15,901	Fair Isaac Corp.	1,343,635
103,848	FormFactor, Inc. (a)	704,089
35,179	ManTech International Corp. - Class A	904,100
24,714	Plexus Corp. (a)	953,466
44,659	Progress Software Corp. (a)	1,153,542
43,237	VeriFone Systems, Inc. (a)	1,198,962
		9,737,224
	Materials 7.1%
6,825	Acuity Brands, Inc.	1,198,333
19,601	Carpenter Technology Corp.	583,522
11,653	Compass Minerals International, Inc.	913,246
13,453	Sensient Technologies Corp.	824,669
39,298	Unifi, Inc. (a)	1,171,473
		4,691,243
	Real Estate Investment Trusts 8.7%
141,825	Campus Crest Communities, Inc.	754,509
29,497	Education Realty Trust, Inc.	971,926
89,200	FelCor Lodging Trust, Inc.	630,644
47,829	First Industrial Realty Trust, Inc.	1,002,018
11,520	National Health Investors, Inc.	662,285
24,874	Sun Communities, Inc.	1,685,462
		5,706,844
	Total Common Stocks
	(Cost $46,551,393)	64,618,502

SHORT-TERM INVESTMENTS 1.2%
	Investment Company 1.2%
788,586	Fidelity Institutional Money Market Portfolio, Select Class, 0.08%	788,586
	Total Short-Term Investments
	(Cost $788,586)	788,586

	Total Investments 99.4%
	(Cost $47,339,979)	65,407,088

	Other Assets in Excess of Liabilities 0.6%	402,369

	TOTAL NET ASSETS 100.0%	$65,809,457

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2015, was as follows*:

Cost of investments	$47,339,979
Gross unrealized appreciation	$23,087,887
Gross unrealized depreciation	(5,020,778)
Net unrealized appreciation	$18,067,109

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.5%
	Consumer Discretionary 11.4%
4,980	Columbia Sportswear Co.	$292,774
20,562	Dana Holding Corp.	326,525
2,082	DineEquity, Inc.	190,836
7,993	DSW, Inc. - Class A	202,303
8,704	Express, Inc. (a)	155,540
4,049	HSN, Inc.	231,765
11,027	Interval Leisure Group, Inc.	202,456
21,179	JC Penney Co., Inc. (a)	196,753
4,666	MDC Holdings, Inc.	122,156
5,226	Meredith Corp.	222,523
8,970	National CineMedia, Inc.	120,377
16,047	Ruth's Hospitality Group, Inc.	260,603
9,410	Sinclair Broadcast Group, Inc. - Class A	238,261
11,984	The E.W. Scripps Co. - Class A	211,757
5,631	Time, Inc.	107,271
		3,081,900
	Consumer Staples 0.5%
1,716	TreeHouse Foods, Inc. (a)	133,488

	Energy 4.2%
20,922	Bonanza Creek Energy, Inc. (a)	85,153
7,973	Carrizo Oil & Gas, Inc. (a)	243,495
8,895	Delek US Holdings, Inc.	246,391
5,668	PDC Energy, Inc. (a)	300,461
26,297	Synergy Resources Corp. (a)	257,711
		1,133,211
	Financials 28.0%
5,583	American Equity Investment Life Holding Co.	130,140
12,619	Ameris Bancorp	362,796
6,069	Argo Group International Holdings Ltd.	343,445
8,532	Banner Corp.	407,574
12,696	BNC Bancorp	282,232
17,623	Boston Private Financial Holdings, Inc.	206,189
5,615	Capital Bank Financial Corp. (a)	169,741
19,312	CenterState Banks, Inc.	283,886
32,394	CNO Financial Group, Inc.	609,331
4,329	Endurance Specialty Holdings Ltd.	264,199
13,224	Fidelity Southern Corp.	279,555
16,315	Heritage Commerce Corp.	185,012
12,978	Heritage Financial Corp.	244,246
35,124	Heritage Oaks Bancorp	279,587
12,452	HomeStreet, Inc. (a)	287,641

2,915	IBERIABANK Corp.	169,682
13,696	National Penn Bancshares, Inc.	160,928
4,268	Nelnet, Inc. - Class A	147,715
35,180	NewBridge Bancorp	300,085
11,041	NorthStar Asset Management Group, Inc.	158,549
7,472	Pacific Premier Bancorp, Inc. (a)	151,831
15,666	Radian Group, Inc.	249,246
15,088	State Bank Financial Corp.	312,020
17,556	Synovus Financial Corp.	519,658
11,474	Trico Bancshares	281,916
19,731	United Community Banks, Inc.	403,302
6,476	Wintrust Financial Corp.	346,013
		7,536,519
	Health Care 7.0%
30,601	Accuray, Inc. (a)	152,852
16,333	Aceto Corp.	448,341
6,640	Alere, Inc. (a)	319,716
4,961	Impax Laboratories, Inc. (a)	174,677
4,228	PAREXEL International Corp. (a)	261,798
9,031	PharMerica Corp. (a)	257,112
3,612	Prestige Brands Holdings, Inc. (a)	163,118
20,992	Progenics Pharmaceuticals, Inc. (a)	120,074
		1,897,688
	Industrials 13.5%
1,201	Allegiant Travel Co.	259,716
733	AMERCO	288,413
4,617	Avis Budget Group, Inc. (a)	201,671
30,150	CBIZ, Inc. (a)	296,073
4,198	Curtiss-Wright Corp.	262,039
6,550	Deluxe Corp.	365,097
2,688	Esterline Technologies Corp. (a)	193,240
3,486	Kadant, Inc.	135,989
10,010	MYR Group, Inc. (a)	262,262
5,913	Park-Ohio Holdings Corp.	170,649
11,704	SkyWest, Inc.	195,223
10,945	Tetra Tech, Inc.	266,073
6,516	The Timken Company	179,125
1,332	UniFirst Corp.	142,271
21,037	Wabash National Corp. (a)	222,782
8,472	West Corp.	189,773
		3,630,396
	Information Technology 9.3%
5,091	ARRIS Group, Inc. (a)	132,213
39,586	Atmel Corp.	319,459
24,629	Cypress Semiconductor Corp.	209,839
8,070	Mentor Graphics Corp.	198,764
3,456	Methode Electronics, Inc.	110,246
6,829	Plexus Corp. (a)	263,463
10,874	Progress Software Corp. (a)	280,876

4,997	Silicon Motion Technology Corp. - ADR	136,468
4,050	Solera Holdings, Inc.	218,700
4,351	SYNNEX Corp.	370,096
6,494	Verint Systems, Inc. (a)	280,216
		2,520,340
	Materials 3.4%
1,368	Ashland, Inc.	137,648
2,824	Kaiser Aluminum Corp.	226,626
5,378	Materion Corp.	161,448
6,433	Sensient Technologies Corp.	394,343
		920,065
	Real Estate Investment Trusts 15.5%
10,670	Acadia Realty Trust	320,847
7,951	CoreSite Realty Corp.	408,999
19,371	First Industrial Realty Trust, Inc.	405,823
30,575	First Potomac Realty Trust	336,325
17,590	Hudson Pacific Properties, Inc.	506,416
4,000	Kilroy Realty Corp.	260,640
10,059	Kite Realty Group Trust	239,505
10,554	Pebblebrook Hotel Trust	374,139
10,005	Sabra Health Care REIT, Inc.	231,916
11,068	STAG Industrial, Inc.	201,548
27,140	Strategic Hotels & Resorts, Inc. (a)	374,261
7,646	Sun Communities, Inc.	518,093
		4,178,512
	Utilities 4.7%
5,179	Black Hills Corp.	214,100
4,931	Chesapeake Utilities Corp.	261,737
2,438	IDACORP, Inc.	157,763
3,831	Laclede Group, Inc.	208,904
5,248	Portland General Electric Co.	194,019
5,207	South Jersey Industries, Inc.	131,477
4,631	The Empire District Electric Co.	102,021
		1,270,021
	Total Common Stocks
	(Cost $23,865,575)	26,302,140

SHORT-TERM INVESTMENTS 2.3%
	Investment Company 2.3%
612,401	STIT-STIC Prime Portfolio - Institutional Class, 0.08%	612,401
	Total Short-Term Investments
	(Cost $612,401)	612,401

	Total Investments 99.8%
	(Cost $24,477,976)	26,914,541

	Other Assets in Excess of Liabilities 0.2%	61,527

	TOTAL NET ASSETS 100.0%	$26,976,068

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at September 30, 2015, was as follows*:

Cost of investments	$24,477,976
Gross unrealized appreciation	$3,860,037
Gross unrealized depreciation	(1,423,472)
Net unrealized appreciation	$2,436,565

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Equity, Frontier MFG Global Plus and Frontier MFG Core Infrastructure Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Debt securities maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds’ securities as of September 30, 2015:

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$913,114,456	$-	$-	$913,114,456
Total Equity	913,114,456	-	-	913,114,456
Short-Term Investments	160,138,855	-	-	160,138,855
Total Investments in Securities	$1,073,253,311	$-	$-	$1,073,253,311

MFG Global Plus

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$6,634,882	$-	$-	$6,634,882
Total Equity	6,634,882	-	-	6,634,882
Short-Term Investments	1,154,052	-	-	1,154,052
Total Investments in Securities	$7,788,934	$-	$-	$7,788,934

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$170,288,520	$-	$-	$170,288,520
Closed-End Funds	1,600,880	-	-	1,600,880
Total Equity	171,889,400	-	-	171,889,400
Short-Term Investments	1,023,420	-	-	1,023,420
Total Investments in Securities	$172,912,820	$-	$-	$172,912,820

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$52,252,224	$-	$-	$52,252,224
Total Equity	52,252,224	-	-	52,252,224
Short-Term Investments	2,908,772	-	-	2,908,772
Total Investments in Securities	$55,160,996	$-	$-	$55,160,996

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$64,618,502	$-	$-	$64,618,502
Total Equity	64,618,502	-	-	64,618,502
Short-Term Investments	788,586	-	-	788,586
Total Investments in Securities	$65,407,088	$-	$-	$65,407,088

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$26,302,140	$-	$-	$26,302,140
Total Equity	26,302,140	-	-	26,302,140
Short-Term Investments	612,401	-	-	612,401
Total Investments in Securities	$26,914,541	$-	$-	$26,914,541

(a)  See Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2015, or for any other tax years which are open for exam. As of September 30, 2015, open tax years include the tax years ended June 30, 2012 through 2015 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

As of June 30, 2015, the Frontier Timpani Small Cap Growth Fund had a short-term capital loss carryforward that will not expire of $1,597,380.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By   /s/ William D. Forsyth III
              William D. Forsyth III, President
(Principal Executive Officer)

Date    11/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ William D. Forsyth III
              William D. Forsyth III, President
(Principal Executive Officer)

Date    11/17/2015

By    /s/ Elyce D. Dilworth
               Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date    11/17/2015